                                   UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549


                                     FORM 10-D

                                Asset-Backed Issuer
              Distribution Report Pursuant to Section 13 or 15(d) of
                         The Securities Exchange Act of 1934


                     For the monthly distribution period from
                          March  1, 2007 to March 31, 2007

        Commission File Number of issuing entity:  000-23108

                            DISCOVER CARD MASTER TRUST I
             (Exact name of issuing entity as specified in its charter)


        Commission File Number of depositor:  000-23108

                                   Discover Bank
               (Exact name of depositor as specified in its charter)

                                   Discover Bank
                (Exact name of sponsor as specified in its charter)

        Delaware                                        51-0020270
        (State or jurisdiction of Incorporation or      (IRS Employer
        organization of the issuing entity)             Identification No.)


        c/o Discover Bank
        12 Read's Way
        New Castle, Delaware                                           19720
        (Address of principal executive offices of the            (Zip Code)
        issuing entity)


                                   (302) 323-7434
                      (Telephone Number, including area code)


        Title of Class    Registered/reporting pursuant to (check one)

        Credit Card Pass-Through Certificates           Section 15(d)
                                                          x


        Each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is subject to the reporting requirements on Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is set forth in Item 1 hereof.


        Indicate by check mark whether the registrant (1) has filed all reports required by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements
        for the past 90 days.  Yes x   No ___

PART I  DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

Delay of Commencement of Accumulation Period: On March 31, 2007, Discover Bank, pursuant to the Amended and Restated Pooling and Servicing Agreement, dated as of November 3, 2004, as amended, by and between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee (the "Pooling and Servicing Agreement") and the applicable series supplement thereto, excercised its right to delay the Accumulation Period (as defined in the applicable series supplement to the Pooling and Servicing Agreement) for Series 2004-2, Subseries 1. The Accumulation Period for Series 2004-2, Subseries 1, which was scheduled to commence on May 1, 2007 (the first day of the Due Period related to the June 2007 Distribution Date), will be delayed until October 1, 2007 (the first day of the Due Period related to the November 2007 Distribution Date).



Pool and performance data with respect to the receivables that comprise the assets of the Trust and the publicly issued and outstanding series of the Trust are set forth in the attached
Monthly Certificateholders' Statements, as follows:




(A)   Series 1996-4:
On April 16, 2007 the Registrant made available the Monthly
Certificateholders' Statement for March 2007 with respect to Series 1996-4, which is attached as Exhibit 99(a) hereto.

(B)   Series 2000-4:
On April 16, 2007 the Registrant made available the Monthly
Certificateholders' Statement for March 2007 with respect to Series 2000-4, which is attached as Exhibit 99(b) hereto.

(C)   Series 2000-7:
On April 16, 2007 the Registrant made available the Monthly
Certificateholders' Statement for March 2007 with respect to Series 2000-7, which is attached as Exhibit 99(c) hereto.

(D)   Series 2001-1:
On April 16, 2007 the Registrant made available the Monthly
Certificateholders' Statement for March 2007 with respect to Series 2001-1, which is attached as Exhibit 99(d) hereto.

(E)   Series 2002-2:
On April 16, 2007, the Registrant made available the Monthly Certificateholders' Statement for March 2007 with respect to Series 2002-2, which is attached as Exhibit 99(e) hereto. April 16, 2007 is also the date on which holders of Class A Certificates received final payment of principal and interest. Accordingly, no further Monthly Certificateholders'
Statements will be forwarded to Class A Certificateholders.

(F)   Series 2002-3:
On April 16, 2007 the Registrant made available the Monthly
Certificateholders' Statement for March 2007 with respect to Series 2002-3, which is attached as Exhibit 99(f) hereto.

(G)   Series 2003-1, Subseries 3:
On April 16, 2007 the Registrant made available the Monthly
Certificateholders' Statement for March 2007 with respect to Series 2003-1, Subseries 3, which is attached as Exhibit 99(g) hereto.

(H)   Series 2003-2:
On April 16, 2007 the Registrant made available the Monthly
Certificateholders' Statement for March 2007 with respect to Series 2003-2, which is attached as Exhibit 99(h) hereto.

(I)   Series 2003-3:
On April 16, 2007 the Registrant made available the Monthly
Certificateholders' Statement for March 2007 with respect to Series 2003-3, which is attached as Exhibit 99(i) hereto.

(J)   Series 2003-4, Subseries 1:
On April 16, 2007 the Registrant made available the Monthly
Certificateholders' Statement for March 2007 with respect to Series 2003-4, Subseries 1, which is attached as Exhibit 99(j) hereto.

(K)   Series 2003-4, Subseries 2:
On April 16, 2007 the Registrant made available the Monthly
Certificateholders' Statement for March 2007 with respect to Series 2003-4, Subseries 2, which is attached as Exhibit 99(k) hereto.

(L)   Series 2004-1:
On April 16, 2007 the Registrant made available the Monthly
Certificateholders' Statement for March 2007 with respect to Series 2004-1, which is attached as Exhibit 99(l) hereto.

(M)   Series 2004-2, Subseries 1:
On April 16, 2007 the Registrant made available the Monthly
Certificateholders' Statement for March 2007 with respect to Series 2004-2, Subseries 1, which is attached as Exhibit 99(m) hereto.

(N)   Series 2004-2, Subseries 2:
On April 16, 2007 the Registrant made available the Monthly
Certificateholders' Statement for March 2007 with respect to Series 2004-2, Subseries 2, which is attached as Exhibit 99(n) hereto.

(O)   Series 2005-1:
On April 16, 2007 the Registrant made available the Monthly
Certificateholders' Statement for March 2007 with respect to Series 2005-1, which is attached as Exhibit 99(o) hereto.

(P)   Series 2005-2:
On April 16, 2007 the Registrant made available the Monthly
Certificateholders' Statement for March 2007 with respect to Series 2005-2, which is attached as Exhibit 99(p) hereto.

(Q)   Series 2005-3:
On April 16, 2007 the Registrant made available the Monthly
Certificateholders' Statement for March 2007 with respect to Series 2005-3, which is attached as Exhibit 99(q) hereto.

(R)   Series 2005-4, Subseries 1:
On April 16, 2007 the Registrant made available the Monthly
Certificateholders' Statement for March 2007 with respect to Series 2005-4, Subseries 1, which is attached as Exhibit 99(r) hereto.

(S)   Series 2005-4, Subseries 2:
On April 16, 2007 the Registrant made available the Monthly
Certificateholders' Statement for March 2007 with respect to Series 2005-4, Subseries 2, which is attached as Exhibit 99(s) hereto.

(T)   Series 2006-1, Subseries 1:
On April 16, 2007 the Registrant made available the Monthly
Certificateholders' Statement for March 2007 with respect to Series 2006-1, Subseries 1, which is attached as Exhibit 99(t) hereto.

(U)   Series 2006-1, Subseries 2:
On April 16, 2007 the Registrant made available the Monthly
Certificateholders' Statement for March 2007 with respect to Series 2006-1, Subseries 2, which is attached as Exhibit 99(u) hereto.

(V)   Series 2006-2, Subseries 1:
On April 16, 2007 the Registrant made available the Monthly
Certificateholders' Statement for March 2007 with respect to Series 2006-2, Subseries 1, which is attached as Exhibit 99(v) hereto.

(W)   Series 2006-2, Subseries 2:
On April 16, 2007 the Registrant made available the Monthly
Certificateholders' Statement for March 2007 with respect to Series 2006-2, Subseries 2, which is attached as Exhibit 99(w) hereto.

(X)   Series 2006-2, Subseries 3:
On April 16, 2007 the Registrant made available the Monthly
Certificateholders' Statement for March 2007 with respect to Series 2006-2, Subseries 3, which is attached as Exhibit 99(x) hereto.

(Y)   Series 2006-3:
On April 16, 2007 the Registrant made available the Monthly
Certificateholders' Statement for March 2007 with respect to Series 2006-3, which is attached as Exhibit 99(y) hereto.

(Z)   Series 2007-1:
On April 16, 2007 the Registrant made available the Monthly
Certificateholders' Statement for March 2007 with respect to Series 2007-1, which is attached as Exhibit 99(z) hereto.


   PART II OTHER INFORMATION
   Item Sales of Securities and Use of Proceeds


   On March 8, 2007, the aggregate principal amount of the Series 2006-A Class A Certificates (the "2006-A Class A Certificates") was increased from $400 ,000,000 to $1,400,000,000 (the "Increased Interest") and the facility limit was increased from $1,000,000,000 to $2,400,000,000. The Increased Interest was sold at par value, with no applicable underwriting discounts or commissions. The 2006-A Certificates were sold to three purchasers in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended. The Class A Certificates constitute a single class. Interest to be paid on the 2006-A Class A Certificates is floating rate which shall generally be related to the pass-through costs of the purchaser's commercial paper program, plus a margin, but may be based on Euribor or the prime rate in limited circumstances. The expected maturity date for the outstanding 2006-A Class A Certificates is January 15, 2009 and the series termination date is expected to be July 18, 2011, unless either is extended in accordance with the series supplement.



   Reference is made to Item 3 of the Form 10-D filed by Discover Card Master Trust I for the monthly distribution period from January 1, 2006 to January 31, 2006 for a further description of the 2006-A Class A Certificates.








PART II OTHER INFORMATION

Item 9.        Exhibits

Exhibit No.       Description

99(a) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 1996-4.

99(b) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2000-4.

99(c) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2000-7.

99(d) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2001-1.

99(e) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2002-2.

99(f) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2002-3.

99(g) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2003-1, Subseries 3.

99(h) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2003-2.

99(i) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2003-3.

99(j) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2003-4, Subseries 1.

99(k) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2003-4, Subseries 2.

99(l) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2004-1.

99(m) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2004-2, Subseries 1.

99(n) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2004-2, Subseries 2.

99(o) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2005-1.

99(p) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2005-2.

99(q) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2005-3.

99(r) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2005-4, Subseries 1.

99(s) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2005-4, Subseries 2.

99(t) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2006-1, Subseries 1.

99(u) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2006-1, Subseries 2.

99(v) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2006-2, Subseries 1.

99(w) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2006-2, Subseries 2.

99(x) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2006-2, Subseries 3.

99(y) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2006-3.

99(z) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2007-1.



                                  SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    DISCOVER BANK
                                    (Depositor)

                                    /s/ Michael F. Rickert

     Date: April 16, 2007           Michael F. Rickert
                                    Vice President, Chief Financial Officer
                                    and Treasurer










                     EXHIBIT INDEX

 Exhibit No.         Description


 99(a) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 1996-4.


 99(b) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2000-4.


 99(c) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2000-7.


 99(d) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2001-1.


 99(e) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2002-2.


 99(f) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2002-3.


 99(g) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2003-1, Subseries 3.


 99(h) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2003-2.


 99(i) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2003-3.


 99(j) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2003-4, Subseries 1.


 99(k) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2003-4, Subseries 2.


 99(l) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2004-1.


 99(m) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2004-2, Subseries 1.


 99(n) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2004-2, Subseries 2.


 99(o) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2005-1.


 99(p) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2005-2.


 99(q) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2005-3.


 99(r) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2005-4, Subseries 1.


 99(s) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2005-4, Subseries 2.


 99(t) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2006-1, Subseries 1.


 99(u) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2006-1, Subseries 2.


 99(v) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2006-2, Subseries 1.


 99(w) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2006-2, Subseries 2.


 99(x) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2006-2, Subseries 3.


 99(y) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2006-3.


 99(z) Monthly Certificateholders' Statement, related to the month ending March 31, 2007, for Series 2007-1.